Acquisitions and Disposals (Tables)	12 Months Ended
Dec. 31, 2024
YPF Brazil [Member]
Disclosure of detailed information about business combination [line items]
Summary of Associated liabilities
The following table details the main assets held for sale and their associated liabilities for the equity participation in YPF Brasil as of December 31, 2024:

Assets held for sale	2024
Property, plant and equipment	5
Inventories	7
Other receivables	1
Trade receivables	7
Cash and cash equivalents	1

Subtotal	21

Consolidation adjustments	-

Total	21

Liabilities directly associated with assets held for sale	2024
Provisions	1
Income tax liability	1
Taxes payable	1
Salaries and social security	1
Loans	7
Accounts payable	8

Subtotal	19

Consolidation adjustments	(1)

Total	18